THE ARBOR FUND






                         CALIFORNIA TAX EXEMPT PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO






                                  ANNUAL REPORT
                                JANUARY 31, 1997










                                   Advised By
                    PNC Institutional Management Corporation

Dear Shareholder:

   We are pleased to present this report to shareholders of the California Tax Exempt and Institutional Tax Free Portfolios of The Arbor Fund for the 12 months ended January 31, 1997.

   In the past year, the twin issues of economic growth and inflation dominated market movements and investor expectations. In a smaller way, budget impasses, government shutdowns and a presidential election also took their turns as market forces, but the preoccupation with accelerating business activity and the belief that this would lead to higher inflation were the key issues on the minds of Federal Reserve policy makers and watchers alike.

   Yields on municipal notes generally moved higher early in 1996 through mid September, and assets of tax-free money funds hit record levels. Bond calls and coupon interest payments, uncertainty in the stock and bond markets, the Washington budget impasse and the possibility of changes to the tax code all contributed to this asset growth.

   In the fourth quarter, the expected election results, a slowdown in municipal new issuance and no tightening by the Federal Reserve contributed to a more positive tax-exempt money market environment. As prices rose, yields on municipal notes dropped, and became less attractive on an after-tax basis. Assets of tax-exempt money funds continued to rise to record levels, reaching $147 billion in early January.

   Signs of economic strength at the beginning of 1997 contributed to a steepening in the tax-free money market yield curve, and despite reports of tame inflation, indications of stronger-than-expected manufacturing activity and continued healthy employment led some market participants to conclude that while Fed policy will remain on hold for the foreseeable future, the next move could be a tightening.

   Both portfolios experienced sharp asset swings during the one-year period ended January 31, 1997. Hence, a relatively short average weighted maturity was maintained for each portfolio, and a majority of assets of both portfolios were held in liquid, variable rate demand instruments. The average weighted maturity of the California Tax Exempt Portfolio was 34 days at January 31, 1997, compared with 40 days for IBC's index, while the average weighted maturity of the Institutional Tax Free Portfolio was 32 days, compared with 41 days for IBC's index.

   Total net assets on January 31, 1997 stood at $488.7 million for the California Tax Exempt Portfolio and $57.6 million for the Institutional Tax Free Portfolio.


                                       PNC Institutional Management Corporation

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Arbor Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Tax Exempt Portfolio and Institutional Tax Free Portfolio (separately managed portfolios of The Arbor Fund, hereafter referred to as the "Fund") at January 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period October 6, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Philadelphia, PA
March 14, 1997

STATEMENT OF NET ASSETS                                         THE ARBOR FUND
January 31, 1997
                                                 Face
 CALIFORNIA TAX EXEMPT                           Amount             Value
 PORTFOLIO                                       (000)              (000)
-------------------------------------------------------------------------


MUNICIPAL BONDS -- 99.8%
CALIFORNIA -- 95.2%
Big Bear Lake, California Industrial
    Development Revenue Bond,
    Southwest Gas Project, Ser A,
    AMT (A) (B) (C)
    3.500%, 02/05/97 ..................        $ 6,200            $6,200
California, Abag Finance Authority
    Revenue Bond, Lucile S. Packard
    Children's Hospital Project,
    Ser 93 (A) (B) (C)
    3.400%, 02/05/97 ..................          5,250             5,250
California Education Revenue Bond,
    California Education Facilities
    Project, (A) (B)
    3.400%, 02/05/97 ..................          3,000             3,000
California Educational Authority,
    Stanford University Project,
    Ser-G2 (A) (B)
    3.400%, 02/03/97 ..................          2,400             2,400
California General Obligation, TECP
    3.450%, 04/10/97 ..................          5,000             5,000
California Golden Empire Schools,
    Educational Revenue Bond,
    Kern High School District Project,
    Ser 96 (A) (B) (C)
    3.450%, 02/05/97 ..................          5,000             5,000
California Health Facilities Finance
    Authority, St. Joseph Hospital
    Project, (A) (B)
    3.600%, 02/03/97 ..................         10,450            10,450
California Health Facilities Industrial
    Development Revenue Bond,
    Scripps Memorial Hospital Project,
    Ser 85B (A) (B) (C)
    3.400%, 02/05/97 ..................          3,700             3,700
California Health Facilities Revenue
    Bond, Adventist Health Systems
    Project, (A) (B)
    3.400%, 02/06/97 ..................          8,800             8,800
California Health Facilities Revenue
    Bond, Catholic Healthcare Project,
    Ser 88B (A) (B) (C)
    3.450%, 02/05/97 ..................          2,700             2,700



                                               Face
 CALIFORNIA TAX EXEMPT                         Amount             Value
 PORTFOLIO (continued)                         (000)              (000)
-----------------------------------------------------------------------
California Health Facilities Revenue
    Bond, Catholic Healthcare West
    Project, Ser D (A) (B) (C)
    3.450%, 02/05/97 ..................        $ 2,000           $ 2,000
California Health Facilities Revenue
    Bond, Kaiser Permanente
    Project, Ser 93A (A) (B)
    3.450%, 02/05/97 ..................          8,000             8,000
California Health Facilities Revenue
    Bond, Kaiser Permanente Project,
    Ser 93B (A) (B)
    3.450%, 02/05/97 ..................          3,600             3,600
California Health Facilities Revenue
    Bond, Scripps Memorial Hospital
    Project, Ser 91B (A) (B) (C)
    3.400%, 02/05/97 ..................          6,700             6,700
California Housing Finance Authority,
    Multi-Family Revenue Bond,
    Ser 95, AMT (A) (B) (C)
    3.550%, 02/06/97 ..................          6,100             6,100
California Pollution Control Authority,
    Plant Industrial Development
    Revenue Bond, Chevron USA
    Project, Ser 83
    3.900%, 11/15/97 ..................          2,400             2,403
California Pollution Control Financing
    Authority, Shell Oil Project,
    Ser 85A, AMT (A) (B)
    3.700%, 02/03/97 ..................          8,500             8,500
California Pollution Control Revenue
    Bond, Colmac Energy Project,
    Ser A, AMT (A) (B) (C)
    3.500%, 02/05/97 ..................          4,000             4,000
California Pollution Control Revenue
    Bond, Pacific Gas & Electric
    Project, Ser 96, AMT (A) (B)
    3.500%, 02/05/97 ..................          1,000             1,000
California Pollution Control Revenue
    Bond, Sierra Pacific Project (A) (B) (C)
    3.450%, 02/05/97 ..................          7,400             7,400
California Pollution Control Revenue
    Bond, U.S. Borax Project,
    Ser 95A (A) (B) (C)
    3.500%, 02/06/97 ..................          5,100             5,100

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                             THE ARBOR FUND
January 31, 1997
                                                Face
 CALIFORNIA TAX EXEMPT                          Amount             Value
 PORTFOLIO (continued)                          (000)              (000)
------------------------------------------------------------------------
California Pollution Control Revenue
    Bond, Wadham Energy Project,
    Ser A, AMT (A) (B) (C)
    3.500%, 02/05/97 ...................       $ 3,680           $ 3,680
California Pollution Control Revenue
    Bond, Wadham Energy Project,
    Ser B, AMT (A) (B) (C)
    3.500%, 02/05/97 ...................         3,000             3,000
California Pollution Control Revenue
    Bond, Wadham Energy Project,
    Ser C, AMT (A) (B)
    3.500%, 02/05/97 ...................         4,800             4,800
California Pollution Control, Pacific
    Gas and Electric Project,
    Ser 96 D, TECP (A)
    3.500%, 02/26/97 ...................         7,000             7,000
California Revenue Bond,
    California Pollution Control
    Financing Project, AMT (A) (B)
    3.450%, 02/05/97 ...................         6,800             6,800
California Pollution Control
    Finance Authority, Southern
    California Edison Project, Ser A
    3.350%, 02/12/97 ...................         4,900             4,900
California State, RAN, Ser C-3 (A) (B)
    3.500%, 02/05/97 ...................        11,200            11,200
California State, RAN, Ser 96A
    4.500%, 06/30/97 ...................         7,500             7,516
California Statewide Community
    Development Authority Revenue
    Bond, Chino Basin Municipal
    Water Project, AMT (A) (B)
    3.550%, 02/05/97 ...................         4,130             4,130
California Statewide Community
    Development Authority Revenue
    Bond, Ser 95A - 5 (A) (B)
    3.400%, 02/05/97 ...................         5,600             5,600
California Statewide Community
    Development Authority Revenue
    Bond, Ser 95A - 6 (A) (B)
    3.400%, 02/05/97 ...................         5,000             5,000
California Statewide Community
    Development Industrial Development
    Revenue Bond, Tri Valley Growers
    Project, Ser 95F, AMT (A) (B)
    3.550%, 02/05/97 ...................         7,100             7,100

                                                 Face
 CALIFORNIA TAX EXEMPT                           Amount           Value
 PORTFOLIO (continued)                           (000)            (000)
-----------------------------------------------------------------------
Chula Vista, California Industrial
    Development Revenue Bond,
    San Diego Gas & Electric Company,
    Ser 92B, AMT (A) (B)
    3.550%, 02/05/97 ...................       $ 1,000           $ 1,000
Contra Costa County, California
    Housing Authority Multi-Family
    Revenue Bond, Park Regency
    Project, Ser A, AMT (A) (B) (C)
    3.700%, 02/05/97 ...................        12,925            12,925
Grand Terrace California, Multi-Family
    Housing Revenue Bond,
    Mount Vernon Villas Project,
    Ser 85 (A) (B) (C)
    3.650%, 02/05/97 ...................         4,300             4,300
Los Angeles County, California
    TRAN, Ser A
    4.500%, 06/30/97 ...................        12,000            12,031
Los Angeles, California Certificate of
    Participation, Unified School District,
    Parking Project, Ser B  (C)
    3.800%, 10/01/97 ...................         2,000             2,000
Los Angeles County, California Multi-Family
    Housing Revenue Bond, Canyon
    Villas Project, Ser A, AMT (A) (B)
    3.700%, 02/05/97 ...................         5,500             5,500
Los Angeles County, California Sales
    Tax Revenue Bond, Ser A (A) (B)
    3.400%, 02/05/97 ...................         8,850             8,850
Los Angeles County, California TRAN
    4.500%, 06/30/97 ...................         4,500             4,512
Los Angeles County, Housing Authority
    Revenue Bond, Malibu Meadows II
    Project, Ser B (A) (B)
    3.600%, 02/05/97 ...................         5,000             5,000
Los Angeles County Pension Obligation
    Revenue Bond, Ser C (A) (B) (C)
    3.400%, 02/05/97 ...................         3,300             3,300
Los Angeles County Pension Obligation,
    Ser C, RB (A) (B) (C)
    3.400%, 02/03/97 ...................         2,000             2,000
Modesto - Santa Clara - Redding,
    California Utility Revenue Bond,
    San Juan Project, Ser B (A) (B)
    3.450%, 02/06/97 ...................         1,900             1,900

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                              THE ARBOR FUND
January 31, 1997
                                                 Face
 CALIFORNIA TAX EXEMPT                          Amount            Value
 PORTFOLIO (continued)                           (000)            (000)
-----------------------------------------------------------------------
Monterey County, California Revenue
    Bond, Reclamation and Distribution
    Project, Ser 95A (A) (B) (C)
    3.700%, 02/06/97 .....................     $ 2,800         $ 2,800
Monterey Peninsula, California
    Certificate of Participation, Wastewater
    Reclamation Project (A) (B) (C)
    3.400%, 02/06/97 .....................       3,700           3,700
Oakland, California Children Hospital
    Medical Center, Ser B (A) (B) (C)
    3.450%, 02/05/97 .....................       6,000           6,000
Oakland County, California Certificate
    of Participation, Capital Equipment
    Project (A) (B) (C)
    3.750%, 02/05/97 .....................       1,900           1,900
Oakland County, California TRAN
    4.750%, 06/30/97                             4,000           4,014
Regents of University of California
    TECP, Ser A (C)
    3.600%, 05/14/97 .....................       6,000           6,000
Regents of University of California TECP (C)
    3.500%, 05/22/97 .....................       6,000           6,000
Riverside County, California Certificate
    of Participation, Riverside
    Public Facilities Project,
    Ser 85D (A) (B) (C)
    3.300%, 02/04/97 .....................       4,080           4,080
Riverside County, California
    TRAN, Ser A
    4.500%, 06/30/97 .....................       5,000           5,012
Riverside County, California
    TRAN, Ser B (A) (B) (C)
    3.450%, 02/05/97 .....................      11,400          11,400
Sacramento, California Municipal
    Utility District, Ser I, TECP (C)
    3.450%, 05/12/97 .....................       8,800           8,800
Sacramento, California, Administration
    Center & Court House Project (A) (B) (C)
    3.400%, 02/06/97 .....................       3,340           3,340
Sacramento, California Municipal
    Utility District, Ser I, TECP (C)
    3.400%, 02/19/97 .....................       7,000           7,000
San Bernadino County, California
    Certificate of Participation, Center
    Refinancing Project, Ser 96 (A) (B) (C)
    3.500%, 02/05/97 .....................       2,500           2,500


                                                Face
 CALIFORNIA TAX EXEMPT                         Amount           Value
 PORTFOLIO (continued)                          (000)           (000)
---------------------------------------------------------------------
San Bernadino County, California TRAN (C)
    4.500%, 06/30/97 ..................       $ 5,000         $ 5,012
San Bernardino County, California
    Housing Authority Multi-Family
    Revenue Bond, Montclair Heritage
    Project, Ser A (A) (B) (C)
    3.500%, 02/06/97 ..................         4,620           4,620
San Bernardino County, California
    Housing Authority Multi-Family
    Revenue Bond, Rialto Heritage
    Park Apartments Project,
    Ser 93 (A) (B) (C)
    3.500%, 02/06/97 ..................         4,330           4,330
San Diego, California, San Diego
    Gas & Electric Co., Ser 95A, TECP
    3.450%, 05/13/97 ..................        10,200          10,200
San Diego, California, Housing Authority
    Multi-Family Revenue Bond, Lusk
    Mira Apartments Project,
    Ser 85E (A) (B) (C)
    3.450%, 02/06/97 ..................         3,600           3,600
San Francisco, California Financing
    Authority Revenue Bond,
    Yerba Buena Garden
    Project (A) (B) (C)
    3.600%, 02/05/97 ..................         4,850           4,850
San Francisco, California, City & County
    Redevelopment Agency,
    Bayside Village Project,
    Ser A (A) (B) (C)
    3.500%, 02/06/97 ..................         5,100           5,100
San Francisco, California, City & County
    Redevelopment Agency
    Multi-Family Revenue Bond,
    Fillmore Center Project,
    Ser 92B - 1 (A) (B) (C)
    3.500%, 02/05/97 ..................         8,900           8,900
San Jose, California Redevelopment
    Agency Revenue Bond, Merged
    Area Redevelopment Project,
    Ser A (A) (B)(C)
    3.500%, 02/05/97 ..................        13,400          13,400
San Jose - Santa Clara, California Water
    Financing Authority Revenue Bond,
    Ser 95B (A) (B) (C)
    3.400%, 02/05/97 ..................         3,400           3,400

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                              THE ARBOR FUND
January 31, 1997
                                              Face
CALIFORNIA TAX EXEMPT                         Amount           Value
PORTFOLIO (continued)                         (000)            (000)
--------------------------------------------------------------------
Santa Clara, California Electric
    Revenue Bond, Ser 85B (A)(B)(C)
    3.500%, 02/05/97 ....................     $ 2,905         $ 2,905
Santa Clara, California Transit District
    Santa Clara Transportation, (A) (B) (C)
    3.700%, 02/03/97 ....................       4,000           4,000
Southeast Resource Recovery Facilities
    Authority, California Lease Revenue,
    Ser A (A) (B) (C)
    3.600%, 02/05/97 ....................      31,300          31,300
Southeast Resource Recovery,
    California Lease Revenue Bond,
    Ser 95B AMT (A) (B) (C)
    3.700%, 02/05/97 ....................       1,500           1,500
Southern California Public Power Authority,
    Transmission Project Revenue,
    Southern Transmission, Ser 91
    (A) (B) (C)
    3.400%, 02/05/97 ....................       9,800           9,800
Southern California Public Power Revenue
    Bond Transmission Project,
    Ser 96B (A) (B) (C)
    3.450%, 02/05/97 ....................       8,000           8,000
Turlock Irrigation District, California
    Certificate of Participation,
    Ser A12 (A) (B) (C)
    3.500%, 02/05/97 ....................       6,215           6,215
Vallejo, California Housing Authority,
    Multi-Family Revenue Bond,
    Crow Western Project, Phase II -
    Ser 85C (A) (B) (C)
    3.550%, 02/05/97 ....................       9,200           9,200
Ventura County, California TRAN
    4.750%, 07/02/97 ....................       7,000           7,024
West Covina, California Redevelopment
    Agency Revenue Bond, Barranca
    Garvey Public Parking Project (A) (B) (C)
    3.500%, 02/05/97 ....................       8,000           8,000
                                                             --------
        Total California ................                     465,249
                                                             --------
PUERTO RICO -- 4.6%
Puerto Rico Government Development
    Bank, TECP
    3.600%, 02/13/97 ....................       5,000           5,000
    3.400%, 05/09/97 ....................       5,000           5,000
    3.500%, 05/09/97 ....................       5,500           5,500

                                                Face
 CALIFORNIA TAX EXEMPT                         Amount          Value
 PORTFOLIO (concluded)                          (000)          (000)
-------------------------------------------------------------------------------

Puerto Rico, TRAN
    4.000%, 07/30/97 ....................     $ 7,000        $  7,019
                                                             --------
        Total Puerto Rico ...............                      22,519
                                                             --------
        Total Municipal Bonds
           (Cost $487,768) ..............                     487,768
                                                             --------
        Total Investments-- 99.8%
           (Cost $487,768) ..............                     487,768
                                                             --------
OTHER ASSETS AND LIABILITIES -- 0.2%
    Other Assets and Liabilities, Net ...                         970
                                                             --------
Total Other Assets and Liabilities ......                         970
                                                             --------
NET ASSETS:
Portfolio Shares (unlimited
    authorization - no par value)
    based on 488,809,547 outstanding
    shares of beneficial interest .......                     488,810
Distributions in Excess of Net Investment
    Income                                                         (6)
Accumulated Net Realized Loss
    on Investments ......................                         (66)
                                                             --------
Total Net Assets-- 100.0% ...............                    $488,738
                                                             ========

Net Asset Value, Offering Price
    and Redemption Price Per Share ......                       $1.00
                                                             ========

(A) Variable Rate Security -- the rate reported in the Statement of Net Assets is the rate in effect on January 31, 1997.
(B) Put or Demand features exist requiring the issuer to repurchase the instrument prior to maturity. The maturity date shown is the earlier of the put, demand or maturity date.
(C) Security is held in connection with a guarantee, guaranteed investment contract, collateral agreement, letter of credit or standby bond purchase agreement issued by a major commercial bank or other financial institution.
AMT  -- Income from this security is subject to the Alternative Minimum Tax
RAN  -- Revenue Anticipation Note
Ser  -- Series
TECP -- Tax Exempt Commercial Paper
TRAN -- Tax and Revenue Anticipation Note

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
January 31, 1997
                                                 Face
 INSTITUTIONAL TAX FREE                         Amount          Value
 PORTFOLIO                                       (000)          (000)
---------------------------------------------------------------------
MUNICIPAL BONDS -- 99.7%
ARIZONA -- 6.5%
Apache County, Arizona Industrial
    Development Revenue Bond,
    Tucson Electric Power, Ser 83A
    (A) (B) (C)
    3.550%, 02/05/97 ......................     $2,100         $2,100
Phoenix, Arizona, Industrial Development
    Authority, Multi-Family Housing
    Revenue Bond, Paradise
    Shadows Apartments Project
    (A) (B) (C)
    3.205%, 02/05/97 ......................      1,650          1,650
                                                              -------
        Total Arizona .....................                     3,750
                                                              -------
DISTRICT OF COLUMBIA -- 1.7%
Metro Washington, D.C. Airports Authority
    Passenger Facilities TECP (C)
    3.550%, 02/25/97 ......................     1,000           1,000
                                                              -------
FLORIDA -- 5.6%
Jacksonville, Florida , TECP (C)
    3.550%, 05/14/97 ......................     1,000           1,000
Saint Lucie County, Florida, Pollution
    Control Authority, Florida Power
    and Light Project (A) (B)
    3.600%, 02/03/97 ......................       200             200
Sunshine State (Florida) Governmental
    Financing Commission
    Revenue Note, TECP
    3.550%, 05/13/97 ......................     2,000           2,000
                                                              -------
        Total Florida .....................                     3,200
                                                              -------
GEORGIA -- 3.5%
Fulton County, Georgia Educational
    Revenue Bond, Alfred and Adele Davis
    Academy Project, Ser 95 (A) (B) (C)
    3.550%, 02/05/97 ......................    2,000           2,000
                                                              -------
ILLINOIS -- 17.4%
Chicago, Illinois O'Hare International
    Airport Revenue Bond,
    Ser 84A (A) (B) (C)
    3.500%, 02/05/97 ......................    2,200           2,200
Illinois State, Educational Revenue
    Bond, Art Institute of Chicago
    Project (A) (B) (C)
    3.550%, 02/05/97 ......................    1,700           1,700


                                               Face
 INSTITUTIONAL TAX FREE                        Amount          Value
 PORTFOLIO (continued)                         (000)           (000)
--------------------------------------------------------------------
Illinois State, Health Facility Authority,
    General Revenue Bond, Victory
    Health Project, Ser C (C)
    3.500%, 02/06/97 ......................   $2,600        $  2,600
Illinois State, Industrial Development
    Authority, Revenue Bond, Webster
    Wayne Shopping Center
    Project (A) (B) (C)
    3.550%, 02/06/97 ......................    2,440           2,440
Illinois State, Pollution Control Revenue
    Bond, Illinois Power Company
    Project, AMT (A) (B) (C)
    3.650%, 02/04/97 ......................    1,100           1,100
                                                             -------
        Total Illinois ....................                   10,040
                                                             -------
IOWA -- 3.5%
Iowa State, Higher Education Revenue
    Bond, Ser 85 (A) (B) (C)
    3.550%, 02/05/97 ......................    2,000           2,000
                                                             -------
LOUISIANA -- 2.1%
Jefferson Parish, Louisiana Hospital
    Revenue Bond (A) (B) (C)
    3.550%, 02/05/97 ......................      800             800
West Baton Rouge, Louisiana, Industrial
    Development Authority, Dow
    Chemical Project, AMT (A) (B)
    3.800%, 02/03/97 ......................      400             400
                                                             -------
        Total Louisiana ...................                    1,200
                                                             -------
MICHIGAN -- 7.8%
Michigan State, TECP (C)
    3.500%, 05/01/97 ......................    2,500           2,500
Michigan Strategic Fund, Dow
    Chemical Project, TECP, Ser 86
    3.500%, 05/12/97 ......................    2,000           2,000
                                                             -------
        Total Michigan ....................                    4,500
                                                             -------
MISSOURI -- 2.8%
Missouri State, Environmental
    Improvement and Energy
    Revenue Bond, Monsanto
    Project, Ser 88 (A) (B)
    3.600%, 02/05/97 ......................    1,600           1,600
                                                             -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                              THE ARBOR FUND
January 31, 1997
                                               Face
 INSTITUTIONAL TAX FREE                        Amount         Value
 PORTFOLIO (continued)                         (000)          (000)
--------------------------------------------------------------------
MONTANA -- 1.0%
Forsyth, Montana, Pollution Control Revenue
    Bond, Portland General Electric
    Project, Ser C (A) (B) (C)
    3.600%, 02/03/97 ......................    $  600       $   600
                                                            -------
NEW YORK -- 3.6%
New York City, New York RAN,
    Ser A
    4.500%, 04/15/97 ......................     1,000         1,002
New York State, Energy Research &
    Development Authority, NY Electric &
    Gas, Ser B (A) (B) (C)
    3.550%, 02/03/97 ......................     1,100         1,100
                                                            -------
        Total New York ....................                   2,102
                                                            -------
NORTH CAROLINA -- 7.3%
North Carolina State, Hospital Revenue
    Bond, Moses H. Cone Memorial
    Hospital Project (A) (B) (C)
    3.550%, 02/06/97 ......................     2,200         2,200
Wake County, North Carolina, Pollution
    Control Revenue Bond, Carolina
    Power and Light Project,
    Ser B5 (A) (B) (C)
    3.750%, 02/05/97 ......................     2,000         2,000
                                                            -------
        Total North Carolina ..............                   4,200
                                                            -------
NORTH DAKOTA -- 3.5%
Mercer County, North Dakota, Solid Waste
    Disposal Revenue Bond, United Power
    Association Project, Ser 95A, AMT
    3.700%, 03/01/97 ......................     2,000         2,000
                                                            -------
OHIO -- 7.1%
Clermont County, Ohio, Hospital Facility
    Revenue Bond, Mercy Health
    System Project, Ser B1 (A) (B)
    3.500%, 02/05/97 ......................     2,100         2,100
Youngstown, Ohio, Industrial Development
    Revenue Bond, Portage Transformer
    Project, AMT (A) (B) (C)
    3.750%, 02/06/97 ......................     2,000         2,000
                                                            -------
        Total Ohio ........................                   4,100
                                                            -------

                                                Face
 INSTITUTIONAL TAX FREE                         Amount        Value
 PORTFOLIO (continued)                           (000)        (000)
-------------------------------------------------------------------
PENNSYLVANIA -- 0.9%
Beaver County, Pennsylvania, Pollution
    Control Revenue Bond, Atlantic
    Richfield Project, (A) (B)
    3.352%, 02/05/97 ......................    $  500       $   500
                                                            -------
PUERTO RICO -- 3.5%
Puerto Rico, Government
    Development Bank, TECP
    3.600%, 02/13/97 ......................     2,000         2,000
                                                            -------
SOUTH DAKOTA -- 3.5%
Lawrence County, South Dakota,
    Pollution Control Revenue Bond,
    Homestake Mining Project,
    Ser 83 (A) (B) (C)
    3.500%, 02/05/97 ......................     2,000         2,000
                                                            -------
TENNESSEE -- 1.7%
Montgomery County, Tennessee General
    Revenue Bond, Ser 96 (A) (B) (C)
    3.550%, 02/06/97 ......................     1,000         1,000
                                                            -------
TEXAS -- 7.0%
Hockley County, Texas, Industrial
    Development Corporate
    Pollution Control Revenue Bond,
    Amoco Project, Ser 83
    3.750%, 03/01/97 ......................     1,000         1,000
Texas State, TRAN
    4.750%, 08/29/97 ......................     3,000         3,013
                                                            -------
        Total Texas .......................                   4,013
                                                            -------
VIRGINIA -- 4.2%
Fairfax County, Virginia, Industrial
    Development Revenue Bond,
    Fairfax Hospital System Project,
    Ser 88C (A) (B) (C)
    3.550%, 02/05/97 ......................     2,400         2,400
                                                            -------
WASHINGTON -- 3.3%
Washington State, Public Power Supply
    System Nuclear Project Number 1,
    Ser 1A3 (A) (B) (C)
    3.550%, 02/05/97 ......................       900           900

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                             THE ARBOR FUND
January 31, 1997
                                                Face
 INSTITUTIONAL TAX FREE                        Amount         Value
 PORTFOLIO (continued)                          (000)         (000)
-------------------------------------------------------------------
Yakima County, Washington Industrial
    Development Revenue Bond,
    Hi-Country Foods Project,
    Ser 96, AMT (A) (B) (C)
    3.700%, 02/05/97 ......................    $1,000       $ 1,000
                                                            -------
        Total Washington ..................                   1,900
                                                            -------
WISCONSIN -- 2.2%
Oak Creek, Wisconsin, Industrial
    Development Revenue Bond,
    Wisconsin Electric Power Project (A) (B)
    3.600%, 02/05/97 ......................     1,300         1,300
                                                            -------
        Total Municipal Bonds
           (Cost $57,405) .................                  57,405
                                                            -------
        Total Investments -- 99.7%
           (Cost $57,405) .................                  57,405
                                                            -------
OTHER ASSETS AND LIABILITIES -- 0.3%
Other Assets and Liabilities, Net .........                     169
                                                            -------
Total Other Assets and Liabilities ........                     169
                                                            -------


INSTITUTIONAL TAX FREE                                        Value
PORTFOLIO (concluded)                                         (000)
-------------------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited
    authorization - no par value) based
    on 57,605,872 outstanding shares
    of beneficial interest ................                 $57,606
Accumulated Net Realized Loss
    on Investments ........................                     (32)
                                                          ---------
Total Net Assets -- 100.0% ................                  57,574
                                                          =========
Net Asset Value, Offering Price
    and Redemption Price Per Share ........                   $1.00
                                                          =========

(A) Variable Rate Security--the rate reported in the Statement of Net Assets is the rate in effect on January 31, 1997.
(B) Put or Demand features exist requiring the issuer to repurchase the instrument prior to maturity. The maturity date shown is the earlier of the put, demand or maturity date.
(C) Security is held in connection with a guarantee, guaranteed investment contract, letter of credit or standby bond purchase agreement issued by a major commercial bank or other financial institution.

AMT -- Income from this security is subject to the Alternative Minimum Tax RAN -- Revenue Anticipation Note
Ser -- Series
TECP -- Tax Exempt Commercial Paper
TRAN -- Tax and Revenue Anticipation Note

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    THE ARBOR FUND
For the Year Ended January 31, 1997

                                                                                   CALIFORNIA    INSTITUTIONAL
                                                                                   TAX EXEMPT      TAX FREE
                                                                                    PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 Investment Income:
   Interest Income............................................................       $15,250         $2,520
---------------------------------------------------------------------------------------------------------------
      Total Investment Income..................................................       15,250          2,520
---------------------------------------------------------------------------------------------------------------
 Expenses:
   Administration Fees.........................................................        1,034            215
   Less: Waiver of Administration Fees.........................................         (226)          (186)
   Investment Advisory Fees....................................................          423             61
   Custodian Fees..............................................................           33             10
   Transfer Agent Fees.........................................................           47             28
   Professional Fees...........................................................           75             10
   Registration Fees...........................................................           50             --
   Trustee Fees................................................................           19              3
   Printing Expenses...........................................................           39             10
   Amortization of Organizational Costs........................................            3              3
   Other Expenses..............................................................           14              4
---------------------------------------------------------------------------------------------------------------
      Total Expenses...........................................................        1,511            158
---------------------------------------------------------------------------------------------------------------
   Net Investment Income.......................................................       13,739          2,362
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss on Investments............................................           (2)            (9)
---------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations............................       13,737          2,353
---------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                          THE ARBOR FUND
For the Periods Ended January 31,

                                                                       CALIFORNIA             INSTITUTIONAL
                                                                       TAX EXEMPT               TAX FREE
                                                                        PORTFOLIO               PORTFOLIO
                                                                 -----------------------  -------------------
                                                                     1997       1996         1997      1996
--------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net Investment Income                                          $  13,739    $ 13,269   $  2,362  $  4,190
   Net Realized Loss on Securities Sold                                  (2)     (3,043)        (9)       (4)
   Net Change in Unrealized Appreciation on Investments                  --       3,012         --        --
--------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from
       Investment Operations                                         13,737      13,238      2,353     4,186
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income                                            (13,745)    (13,269)    (2,362)   (4,190)
   Net Realized Gains on Securities Sold                                 --          --         --        --
--------------------------------------------------------------------------------------------------------------
      Total Distributions                                           (13,745)    (13,269)    (2,362)   (4,190)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share):
   Shares Issued                                                  1,827,668   1,185,021    366,265   862,136
   Shares Redeemed                                               (1,730,604) (1,189,342)  (425,418) (859,120)
--------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From Capital Share
         Transactions                                                97,064      (4,321)   (59,153)    3,016
--------------------------------------------------------------------------------------------------------------
 Contribution of Capital From Affiliate                                  --          30         --        --
--------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) in Net Assets                        97,056      (4,322)   (59,162)    3,012
--------------------------------------------------------------------------------------------------------------
 Net Assets:
   Beginning of Period                                              391,682     396,004    116,736   113,724
--------------------------------------------------------------------------------------------------------------
   End of Period                                                 $  488,738   $ 391,682  $  57,574 $ 116,736
==============================================================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                              THE ARBOR FUND
For a Share Outstanding Throughout the Period
For the Periods Ended January 31,

                                                                                                         RATIO OF
                                     REALIZED                                NET                         EXPENSES
              NET ASSET                AND      DISTRIBUTIONS               ASSET                           TO
                VALUE       NET     UNREALIZED   FROM NET                   VALUE            NET ASSETS  AVERAGE
              BEGINNING INVESTMENT  LOSSES ON    INVESTMENT  CONTRIBUTION   END OF   TOTAL     END OF       NET
              OF PERIOD   INCOME    SECURITIES     INCOME     OF CAPITAL    PERIOD  RETURN  PERIOD (000)  ASSETS
------------------------------------------------------------------------------------------------------------------
 CALIFORNIA TAX EXEMPT PORTFOLIO
    1997.....  $1.00      0.030         --         (0.030)        --        $1.00    3.09%    $488,738     0.33%
    1996.....   1.00      0.034         --         (0.034)        --         1.00    3.42++    391,682     0.42
    1995.....   1.00      0.027       (.008)       (0.027)       .008        1.00    2.79+     396,004     0.28
    1994(1)..   1.00      0.007         --         (0.007)        --         1.00    2.17*     402,814     0.28*
 INSTITUTIONAL TAX FREE PORTFOLIO
    1997.....  $1.00      0.033         --         (0.033)        --        $1.00    3.37%     $57,574     0.22%
    1996.....   1.00      0.036         --         (0.036)        --         1.00    3.69      116,736     0.30
    1995.....   1.00      0.028         --         (0.028)        --         1.00    2.80      113,724     0.30
    1994(1)..   1.00      0.007         --         (0.007)        --         1.00    2.20*     130,768     0.30*
 =================================================================================================================

                          RATIO OF    RATIO OF
                          EXPENSES      NET
               RATIO OF      TO      INCOME TO
                  NET     AVERAGE     AVERAGE
               INCOME TO     NET        NET
                AVERAGE    ASSETS      ASSETS
                  NET    (EXCLUDING  (EXCLUDING
                ASSETS     WAIVERS)    WAIVERS)
-----------------------------------------------
 CALIFORNIA TAX EXEMPT PORTFOLIO
    1997.....   3.04%      0.38%        2.99%
    1996.....   3.36       0.42         3.36
    1995.....   2.72       0.34         2.66
    1994(1)..   2.14*      0.34*        2.08*
 INSTITUTIONAL TAX FREE PORTFOLIO
    1997.....   3.29%      0.48%        3.03%
    1996.....   3.60       0.48         3.42
    1995.....   2.73       0.46         2.57
    1994(1)..   2.17*      0.47*        2.00*
 ===============================================

*  Annualized
+ The total return for the period ended January 31, 1995 includes the effect of a capital contribution from an affiliate of the former Adviser. Without the capital contribution, the total return would have been .74%.
++ The total return for the period ended January 31, 1996 includes the effect of a capital contribution from an affiliate of the former Adviser. Without the capital contribution, the total return would have been 2.42%.
(1)Commenced operations on October 6, 1993.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                     THE ARBOR FUND
January 31, 1997

1. Organization:
THE CALIFORNIA TAX EXEMPT AND INSTITUTIONAL TAX FREE PORTFOLIOS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator") on October 9, 1992. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. These financial statements relate to the Trust's California Tax Exempt Portfolio and Institutional Tax Free Portfolio (the "Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Portfolios commenced operations on October 6, 1993 ("commencement of operations").

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Portfolios.

   SECURITY VALUATION--Investment securities held by the Portfolios are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

   FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is accrued as earned. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold.

   EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets.

   OTHER--Distributions from net investment income are declared daily and paid monthly to Shareholders. Any net realized gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:
The Trust and the Administrator have entered into an Administration Agreement dated January 28,1993 (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly at an annual rate of .23% and .30% of the average daily net assets of the California Tax Exempt and Institutional Tax Free Portfolios, respectively. The Administrator has agreed to voluntarily waive a portion of its fee in order to limit annual operating expenses to .33% of the California Tax Exempt Portfolio's average daily net assets and .20% of the average daily net assets of the Institutional Tax Free Portfolio effective March 15, 1996.Fee waivers by the Administrator are voluntary and may be terminated at any time. The

NOTES TO FINANCIAL STATEMENTS (continued)                         THE ARBOR FUND
January 31, 1997

Administrator also serves as the shareholder servicing agent for the portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Distributor receives no fees for its services under the Distribution Agreement.

4. Investment Advisory Agreement:
The Trust has entered into an investment advisory agreement (the"Advisory Agreement") with PNC Institutional Management Corporation (the "Adviser"), a wholly-owned subsidiary of PNC Bank, N.A., dated December 1, 1995. Under the terms of the Advisory Agreement, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .095% of the average daily net assets of each of the California Tax Exempt and Institutional Tax Free Portfolios.

5. Organizational Costs and Transactions with Affiliates:
Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

On December 15, 1994, Prudential Securities Group, Inc. ("PSG"), an affiliate of the former adviser to the Portfolio, granted to the California Tax Exempt Portfolio (the "California Portfolio") the right to require PSG to purchase from the California Portfolio sufficient amounts of two bonds, at amortized cost plus accrued interest, in order to maintain the California Portfolio's marked-to-market net asset value per share at no less than $.9971 (the "Agreement"). The California Portfolio's rights under the Agreement provided for immediate exercise upon the occurrence of certain conditions, including reaching the date of July 19, 1995.

The securities subject to the Agreement were:

   PAR
  (000)                    DESCRIPTION
 -------   ----------------------------------------
 $ 5,000   Orange County TRAN, 4.5%, 7/19/95
 $20,000   Orange County Teeter Note, 4.2%, 6/30/95

On the date of the Agreement, the California Portfolio recorded an unrealized loss of $3,012,750 for the difference between the market value of the bonds and their amortized cost and a contribution to capital in the same amount.

On March 13, 1995, PSG extended the date of the Agreement until the maturity date for each security subject to the Agreement. In connection with this extension, the California Portfolio recorded an unrealized loss of $29,557 and a contribution to capital in the same amount.

On June 30, 1995, the Orange County Teeter Note matured and the California Portfolio received the full face amount of the note plus accrued interest. On July 19, 1995, the California Portfolio exercised its right under the Agreement and put the Orange County TRAN to PSG for an amount equivalent to the full face amount plus accrued interest.

NOTES TO FINANCIAL STATEMENTS (concluded)                         THE ARBOR FUND
January 31, 1997

The California Portfolio then recognized a realized loss of $3,042,307 and a corresponding reduction in unrealized depreciation in the Statement of Operations. The realized loss was then reclassified from the California Portfolio's accumulated net realized losses to paid-in-capital. The reclassification had no effect on the California Portfolio's net asset value per share.

6. Investment Transactions:

At January 31, 1997, the Portfolios had available realized capital losses as follows to offset future net capital gains through fiscal year ending:

                           2003      2004     2005
                           (000)     (000)    (000)
                           -----     -----    -----
California Tax Exempt       $61      $ 2      $ 2
Institutional Tax Free       18        4       10

7. Concentration of Credit Risk:
The Portfolios invest primarily in municipal money market instruments maturing in 397 days or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating organization or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

                           SHAREHOLDER VOTING RESULTS
                                  (UNAUDITED)

There was a special meeting of shareholders on February 22, 1996 for the Trust to approve the selection of PNC Institutional Management Corporation ("PIMC") as the Investment Adviser and to approve a new Investment Advisory Agreement between the Trust and PIMC. Due to lack of quorum, the meeting was adjourned for the Institutional Tax Free Portfolio. The following were the results of the vote for the California Portfolio:

                      FOR               238,197,686
                      AGAINST             2,658,882
                      ABSTAIN             3,889,497

The special meeting of shareholders was reconvened on April 15, 1996 for the Institutional Tax Free Portfolio to approve the selection of PIMC as the Investment Adviser and to approve a new Investment Advisory Agreement between the Trust and PIMC. The following were the results of the vote:

                      FOR                58,866,096
                      AGAINST                70,722
                      ABSTAIN             1,317,391

There were no other proposals voted upon at such meetings.

                             NOTICE TO SHAREHOLDERS
                                       OF
                                 THE ARBOR FUND
                                   (UNAUDITED)

For shareholders that do not have a January 31, 1997 tax year end, this notice is for informational purposes only. For shareholders with a January 31, 1997 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 1997, each portfolio is designating the following items with regard to distributions paid during the year.
                                  (A)               (B)             (C)
                               LONG TERM      ORDINARY INCOME      TOTAL
                             CAPITAL GAINS     DISTRIBUTIONS   DISTRIBUTIONS
PORTFOLIO                     (TAX BASIS)       (TAX BASIS)     (TAX BASIS)
--------------------------------------------------------------------------------
California Tax Exempt             0%               100%            100%
Institutional Tax Free            0%               100%            100%
================================================================================

                                  (D)               (E)             (F)
                              QUALIFYING        TAX EXEMPT        FOREIGN
PORTFOLIO                    DIVIDENDS(1)      INTEREST (2)     TAX CREDIT
--------------------------------------------------------------------------------
California Tax Exempt             0%               100%             0%
Institutional Tax Free            0%               100%             0%
================================================================================

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) None of the portfolios of The Arbor Fund satisfy California's, Connecticut's, or New York's statutory requirements to pass through income from Federal obligations. Accordingly, the pro rata portion of income from Federal obligations will not be exempt from these states' respective income tax.
* Items (A) and (B) are based on a percentage of each portfolio's total distributions.
** Items (D), (E), and (F) are based on a percentage of ordinary income distributions of each portfolio.

INVESTMENT ADVISER
PNC Institutional Management Corporation

DISTRIBUTOR
SEI Financial Services Company
Oaks, PA 19456

FOR MORE INFORMATION CALL:
1-800-545-6331
PIC-F-003-04